CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 9,073,954	$ 7,919,408	$ 5,124,973
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	100,474	101,183	14,702
Amortization of intangible assets	821,203	362,355	193,255
Provision for doubtful accounts	921,904	495,528	93,348
Deferred income taxes	(48,710)	(107,401)	(14,431)
Loss on disposal of equipment		771
Changes in operating assets and liabilities:
Accounts receivable	(2,772,546)	(6,588,070)	(2,299,311)
Other receivables	(642,904)	(28,615)	(73,345)
Other receivables - related party	12,008	(12,506)
Inventories	145,890	304,072	346,821
Prepayments	1,044,280	829,573	(385,782)
Prepaid expense	(13,580)	50,233	(71,639)
Accounts payable	(1,102,260)	(4,151,400)	3,122,321
Other payables and accrued liabilities	3,215,946	161,038	(39,412)
Customer deposits	(76,098)	(29,714)	19,221
Taxes payable	1,629,685	278,941	958,959
Net cash (used in) generated from operating activities	12,309,246	(414,604)	6,989,680
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposits for business acquisitions	(12,470,811)
Purchases of property and equipment	(2,218,838)	(44,905)	(53,737)
Proceeds from disposal of equipment		76
Prepayments for intangible assets	(1,018,127)	(3,574,784)
Purchase of intangible assets	(3,404,004)	(859,841)	(1,967,360)
Proceeds from short-term investments		19,485,793	3,574,969
Purchase of short-term investments		(2,391,721)	(17,361,393)
Payments on long-term investments		(1,812,632)	(7,399)
Net cash (used in) generated from investing activities	(19,111,780)	10,801,986	(15,814,920)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital injection			8,772,355
Proceeds from initial public offering, net of issuance costs	7,417,077
Underwriter’s partial exercise of over-allotment option, net of issuance costs	524,944
Prepaid initial public offering costs		(92,854)
Other payables - related party	(40,634)	31,721	26,192
Repayments of short-term loans - banks	(3,118,473)	(3,549,737)	(2,108,665)
Short-term loans - banks	5,888,837	3,247,632	3,477,448
Repayments of long-term loans - third party	(75,170)	(62,983)
Net cash generated from (used in) financing activities	10,596,581	(426,221)	10,167,330
Effect of exchange rates on cash	(144,969)	(501,935)	72,267
Net changes in cash and cash equivalents	3,649,078	9,459,226	1,414,357
Cash and cash equivalents, beginning of year	11,829,509	2,370,283	955,926
Cash and cash equivalents, end of year	15,478,587	11,829,509	2,370,283
Supplemental cash flow information:
Cash and cash equivalents	10,478,587	11,829,509	2,370,283
Restricted cash	5,000,000
Cash and cash equivalents, end of year	15,478,587	11,829,509	2,370,283
Provision for doubtful trade receivables	842,179	474,087	75,398
Provision for doubtful other receivables	13,680	17,131	3,858
Provision for doubtful prepayments	66,045	4,310	14,092
Provision for doubtful accounts	921,904	495,528	93,348
Cash paid for income tax	119,243	1,713,763
Cash paid for interest	171,938	142,641	183,291
Supplemental non-cash investing information:
Additional operating lease, right-of-use asset	679,850
Equipment acquired through long-term loans – third party			198,756
Supplemental non-cash FINANCING information:
Operating lease liabilities	$ 685,511